AB CarVal Credit Opportunities Fund

Consolidated Portfolio of Investments

September 30, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

ASSET BACKED – 42.6%
Bonds – 42.6%
Alternative Energy – 0.4%
Dividend Solar Loans LLC Series 2019-1 5.68%, 08/22/2039(a)	U.S.$	442	$391,514
Mill City Solar Loan Ltd. Series 2019-1 5.92%, 03/20/2043(a) (b)		106	93,669
7.14%, 03/20/2043(a) (b)		98	75,786
Series 2019-2GS 2.00%, 07/20/2043(a) (b)		383	267,874
16.37%, 07/20/2043(a) (b) (c) (d) (e)		735	323,348
Series 2020-1 16.22%, 06/20/2047(a) (b) (c) (d) (e) (f)		1,189	284,101

			1,436,292

Collateralized Loan Obligations – 0.6%
Nassau Euro CLO I DAC Series 1X, Class C 4.675% (EURIBOR 3 Month + 2.70%), 12/15/2034(a) (g)	EUR	1,820	2,151,955

Commercial Mortgage-Backed Securities – 19.5%
Ashford Hospitality Trust Series 2018 5.936% (SOFR 1 Month + 1.57%), 04/15/2035(a) (g)	U.S.$	2,000	1,913,227
Atrium Hotel Portfolio Trust Series 2024 9.52%, 11/10/2029(a)		3,500	3,593,313
Banc of America Merrill Lynch Series 2025 8.151% (SOFR 1 Month + 4.00%), 02/15/2042(a) (g)		2,500	2,504,626
BXSC Commercial Mortgage Trust Series 2022-WSS, Class F 9.48% (SOFR 1 Month + 5.33%), 03/15/2035(a) (g)		1,750	1,749,468
Commercial Mortgage Trust Series 2024 8.192%, 12/10/2041(a)		2,690	2,701,140
Series 2024-WCL 8.637% (SOFR 1 Month + 4.49%), 06/15/2041(a) (g)		1,176	1,181,918
DGWD Trust Series 2025, Class E 8.15% (SOFR 1 Month + 4.00%), 08/15/2035(a) (g)		2,500	2,502,003
Extended Stay America Trust Series 2021-ESH, Class G 9.265% (SOFR 1 Month + 5.11%), 07/15/2038(a) (g)		338	332,606

	Principal Amount (000)		U.S. $ Value

Series 2025, Class F 8.25% (SOFR 1 Month + 4.10%), 10/15/2042(a) (c) (d) (g)	U.S.$	1,200	$1,200,000
GS Mortgage Securities Trust Series 2024-70P, Class E 9.263%, 03/10/2041(a)		2,509	2,639,369
HAVN Trust Series 2025, Class E 9.082% (SOFR 1 Month + 5.05%), 10/15/2035(a) (g)		3,500	3,500,656
HIH Trust Series 2024-61P, Class F 9.80% (SOFR 1 Month + 5.44%), 10/15/2041(a) (g)		3,251	3,270,817
ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E 8.472%, 07/13/2042(a)		3,500	3,626,329
IP Mortgage Trust Series 2025-IP, Class F 7.969%, 06/10/2042(a)		2,500	2,557,021
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-HTL5, Class E 8.143% (SOFR 1 Month + 3.78%), 11/15/2038(a) (g)		1,608	1,592,793
Series 2021-HTL5, Class F 8.893% (SOFR 1 Month + 4.53%), 11/15/2038(a) (g)		1,305	1,299,462
MILE Trust Series 2025-STNE, Class E 9.05% (SOFR 1 Month + 4.90%), 07/15/2042(a) (g)		2,500	2,511,764
MTN Commercial Mortgage Trust Series 2022-LPFL, Class F 9.655% (SOFR 1 Month + 5.29%), 03/15/2039(a) (g)		2,007	2,014,457
Pembroke Property Finance 3 DAC 5.997% (EURIBOR 3 Month + 3.95%), 06/01/2043(a) (g)	EUR	500	595,625
6.957% (EURIBOR 3 Month + 4.91%), 06/01/2043(a) (g)		1,953	2,324,242
PGA Trust Series 2024-RSR2, Class E 8.038% (SOFR 1 Month + 3.89%), 06/15/2039(a) (g)	U.S.$	1,000	1,012,319
Series 2024-RSR2, Class F 8.837% (SOFR 1 Month + 4.69%), 06/15/2039(a) (g)		1,375	1,382,529
SCG Mortgage Trust Series 2024-MSP, Class E 9.087% (SOFR 1 Month + 4.94%), 04/15/2041(a) (g)		3,500	3,517,873
SDAL Trust Series 2025 9.437% (SOFR 1 Month + 5.29%), 04/15/2042(a) (g)		2,500	2,516,535

	Principal Amount (000)		U.S. $ Value

SMRT Commercial Mortgage Trust Series 2022-MINI, Class E 6.851% (SOFR 1 Month + 2.70%), 01/15/2039(a) (g)	U.S.$	1,780	$1,753,551
Series 2022-MINI, Class F 7.501% (SOFR 1 Month + 3.35%), 01/15/2039(a) (g)		2,000	1,950,260
SWCH Commercial Mortgage Trust Series 2025 7.49% (SOFR 1 Month + 3.34%), 02/15/2042(a) (g)		1,000	990,619
8.389% (SOFR 1 Month + 4.24%), 02/15/2042(a) (g)		2,000	1,991,037
THPT Mortgage Trust Series 2023-THL, Class D 9.561%, 12/10/2034(a)		1,386	1,400,562
Velocity Commercial Capital Loan Trust Series 2023-2, Class M6 10.437%, 05/25/2053(a) (c) (d)		1,307	1,241,103
Series 2023-3, Class M6 10.672%, 08/25/2053(a) (c) (d)		1,794	1,697,489
Series 2024-1, Class M5 10.879%, 01/25/2054(a) (c) (d)		883	877,379
Series 2024-3, M4 10.732%, 06/25/2054(a) (c) (d)		1,735	1,775,750
Series 2025-4, Class M4 9.35%, 09/25/2055(a)		2	1,801,311

			67,519,153

Consumer Asset-Backed Securities – 9.3%
Asimi Funding PLC Series 2024-1, Class F 10.37% (SONIA + 6.40%), 09/16/2031(a) (g)	GBP	579	786,799
BBVA Consumer Auto FTA Series 2024-1 7.663% (EURIBOR 3 Month + 5.40%), 04/21/2037(a) (g)	EUR	345	419,581
FCT Eurotruck Lease 7.181% (EURIBOR 1 Month + 5.25%), 04/30/2049(c) (d) (g)		380	445,113
9.681% (EURIBOR 1 Month + 7.75%), 04/30/2049(c) (d) (g)		1,790	2,086,840
Foundation Finance Trust Series 2025-1 8.37%, 04/15/2050(a)	U.S.$	2,016	1,994,693
GoodLeap Home Improvement Solutions Trust Series 2025-1 7.83%, 02/20/2049(a)		1,706	1,720,627
Series 2025-2, Class C 8.16%, 06/20/2049(a)		1,580	1,605,042
Lendbuzz Auto Receivables Trust Series 2025 8.79%, 08/15/2031(c) (d) (e)		950	11,115,359

	Principal Amount (000)		U.S. $ Value

Mariner Finance Issuance Trust Series 2025-AA, Class E 8.64%, 05/20/2038(a)	U.S.$	1,431	$1,482,527
Republic Finance Issuance Trust Series 2025-A, Class E 7.70%, 11/20/2034(a) (c) (d)		2,448	2,447,931
SC Germany SA Compartment Consumer Series 2022-1 7.377% (EURIBOR 1 Month + 5.50%), 10/14/2036(a) (g)	EUR	631	776,167
10.377% (EURIBOR 1 Month + 8.50%), 10/14/2036(a) (g)		561	707,268
Series 2024-1 6.677% (EURIBOR 1 Month + 4.80%), 01/14/2038(a) (g)		167	196,576
Secucor Finance DAC Series 2025-1, Class E 6.399% (EURIBOR 1 Month + 4.50%), 09/20/2036(a) (g)		800	939,241
Securitization of Catalogue Assets Ltd. 9.438% (SONIA + 4.25%), 01/01/2027(c) (d) (g)	GBP	567	767,286
12.158% (SONIA + 6.97%), 01/01/2027(c) (d) (g)		986	1,335,884
16.188% (SONIA + 11.00%), 01/01/2027(c) (d) (g)		540	738,084
Stream Innovations Issuer Trust Series 2025-1, Class D 8.40%, 09/15/2045(a)	U.S.$	799	802,445
Veros Auto Receivables Trust Series 2025-1, Class D 8.79%, 05/17/2032(a)		1,821	1,910,562

			32,278,025

Residential Mortgage-Backed Securities – 12.8%
CFMT LLC Series 2024 4.00%, 10/25/2054(a) (c) (d)		1,878	1,676,558
Clavel Residential 3 DAC Series 2023 5.661% (EURIBOR 3 Month + 3.50%), 01/28/2076(a) (g)	EUR	513	602,583
EFMT Series 2024-INV2 7.664%, 10/25/2069(a) (c) (d)	U.S.$	2,765	2,747,900
Jeronimo Funding DAC 5.158% (EURIBOR 3 Month + 3.00%), 10/25/2064(a) (g)	EUR	400	453,222
5.658% (EURIBOR 3 Month + 3.50%), 10/25/2064(a) (g)		941	1,051,955
6.158% (EURIBOR 3 Month + 4.00%), 10/25/2064(a) (g)		471	514,448

	Principal Amount (000)		U.S. $ Value

Kinbane DAC 0.00%, 06/24/2078(a) (c) (d)	EUR	164	$0
1.03%, 06/24/2078(a) (c) (d)		710	176,601
Mill City Mortgage Loan Trust Series 2018-4 0.00%, 04/25/2066(a) (b) (c) (d) (e) (f)	U.S.$	3,715	0
3.095%, 04/25/2066(a) (b) (c) (d)		703	422,704
3.25%, 04/25/2066(a) (b)		427	330,156
11.63%, 04/25/2066(a) (b) (c) (d) (e) (f)		3,715	17,054
Series 2019-1 0.00%, 10/25/2069(a) (b) (c) (d) (e) (f)		3,601	3,357
3.544%, 10/25/2069(a) (b) (c) (d)		858	495,612
11.60%, 10/25/2069(a) (b) (c) (d) (e) (f)		3,601	17,359
Series 2019-GS2 0.00%, 08/25/2059(a) (b) (c) (d) (f)		2,976	16,177
3.853%, 08/25/2059(a) (b) (c) (d)		652	376,710
16.82%, 08/25/2059(a) (b) (c) (d) (e) (f)		3,361	67,024
Series 2023-NQM1 6.073%, 10/25/2067(a) (b)		367	360,273
6.073%, 10/25/2067(a) (b) (c) (d)		221	209,400
Morgan Stanley Residential Mortgage Loan Trust Series 2024 7.384%, 10/25/2069(a) (c) (d)		1,115	1,101,815
Series 2025-SPL1, Class B1 4.25%, 02/25/2065(a) (c) (d)		1,650	1,446,666
New Residential Mortgage Loan Trust Series 2018-2 5.232%, 02/25/2058(a) (c) (d)		2,029	1,552,422
Series 2019-2 4.724%, 12/25/2057(a) (c) (d)		2,600	1,926,086
Series 2019-5 4.238%, 08/25/2059(a) (c) (d)		2,895	1,865,463
Series 2019-6 4.328%, 09/25/2059(a) (c) (d)		2,927	2,013,081
Series 2019-RPL2 3.978%, 02/25/2059(a) (c) (d)		2,618	1,393,979
Series 2023 7.507%, 10/25/2063(a) (c) (d)		2,000	1,991,971
Pretium Mortgage Credit Partners LLC Series 2025-NPL7, Class A2 8.354%, 07/25/2055(a) (c) (d)		1,235	1,243,663
Series 2025-NPL8, Class A2 7.991%, 08/25/2055(a) (c) (d)		778	781,346
Series 2025-NPL9, Class A2 7.507%, 08/25/2055(a) (c) (d)		515	516,299
PRP Advisors LLC Series 2023-RCF2 4.00%, 11/25/2053(a)		1,000	936,186
Series 2025-6, Class A2 8.326%, 08/25/2028(a) (c) (d)		708	721,444
Series 2025-7, Class A2 7.449%, 08/25/2030(a) (c) (d)		807	803,113

	Principal Amount (000)		U.S. $ Value

Series 2025-RCF3 5.25%, 07/25/2055(a) (c) (d)	U.S.$	500	$463,109
Series 2025-RCF4, Class M2 4.50%, 08/25/2055(a) (c) (d)		500	449,939
Verus Securitization Trust Series 2023-6 7.783%, 09/25/2068(a) (c) (d)		1,890	1,888,282
Series 2023-8, Class B2 8.077%, 12/25/2068(a) (c) (d)		398	399,458
Series 2023-INV2 8.041%, 08/25/2068(a) (c) (d)		3,139	3,136,529
Series 2024-4 7.996%, 06/25/2069(a) (c) (d)		2,000	2,008,035
Series 2024-6 7.344%, 06/25/2070(a) (c) (d)		1,402	1,407,154
Series 2024-7 7.81%, 09/25/2069(a) (c) (d)		2,264	2,269,685
Series 2024-8 7.611%, 10/25/2069(a) (c) (d)		785	784,448
Series 2024-9 7.361%, 11/25/2069(a) (c) (d)		2,000	1,989,301
Series 2025-1 7.351%, 01/25/2070(a) (c) (d)		500	495,697
Series 2025-5, Class B2 7.334%, 06/25/2070(a) (c) (d)		500	495,118
Series 2025-6, Class B2 7.364%, 07/25/2070(a) (c) (d)		571	566,201

			44,185,583

Total Asset Backed (cost $147,015,707)			147,571,008

	Shares

LOAN PORTFOLIOS – 27.0%
Equity Investments – 25.7%
Alternative Energy – 0.8%
Coral Reef SPV S.a.r.l.(b) (c) (d) (h)		2,133,600	2,740,282

Commercial Loan Portfolios – 5.2%
Powis Finance S.a.r.l.(b) (c) (d) (h)		10,950,092	13,706,563
Silva Property Finance Ltd.(c) (d)		3,286,181	4,419,584

			18,126,147

Commercial Real Estate Loans – 1.1%
CVI Thompson Holdings LLC(b) (c) (d) (h)		3,642,109	3,664,359

Consumer Loan Portfolios – 13.4%
Asker S.a.r.l.(b) (c) (d)		7,467,456	10,260,528
Creditable Opportunities Fund II SCS - RAIF(b) (c) (d)		2,894,332	3,703,227

Company	Shares		U.S. $ Value

CVI CB Holdings IV LLC(b) (c) (d) (h)	U.S.$	586,818	$671,446
CVI CB Holdings V LLC(b) (c) (d) (h)		780,807	1,123,274
CVI CC Investment Trust(b) (c) (d)		7,866,160	8,010,197
CVI LB Investment Trust II(b) (c) (d)		4,048,920	4,167,590
CVI MF Acquisition Trust II(b) (c) (d) (h)		1,261,731	1,341,705
CVI OCT Acquisition Trust(b) (c) (d) (h)		8,251,421	9,271,117
CVI SBT Acquisition Trust(b) (c) (d)		3,300,694	3,371,662
Kielder Funding Ltd.(b) (c) (d)		2,988,288	4,617,791

			46,538,537

Residential Loan Portfolios – 5.2%
Encina Residential Designated Activity Company(c) (d)		1	24,385
Galindo Holdings S.a r.l.(b) (c) (d) (h)		253,771	64,106
Powis Finance S.a.r.l.(b) (c) (d)		1,276,001	1,683,760
Recknitz Ventus Lion S.a.r.l.(b) (c) (d)		2,922,401	3,551,470
Renascentia SPV S.a.r.l.(b) (c) (d)		9,807,020	12,744,514

			18,068,235

			89,137,560

	Principal Amount (000)

Debt Investments – 1.3%
Alternative Energy – 1.3%
GoldenPeaks Capital 14.016% (EURIBOR 3 Month + 12.00%), 05/02/2029(b) (c) (d) (g)	EUR	3,885	4,476,706

Total Loan Portfolios (cost $85,809,988)			93,614,266

CORPORATE SECURITIES – 15.8%
Bank Debt – 7.4%
Auto/Motor Carrier – 1.0%
Carnaby Inventory II LLC Series 2024 18.300% (SOFR 1 Month + 14.00%), 12/01/2025(c) (d) (g) (i)	U.S.$	1,238	1,195,297
Carnaby Inventory III LLC 17.900% (SOFR 1 Month + 13.63%), 12/01/2025(c) (d) (g) (i)		2,400	2,314,887

			3,510,184

Commercial Services – 0.5%
United Talent Agency LLC Series 2025 7.506% (SOFR 1 Month + 3.50%), 06/10/2032(g)		1,733	1,741,162

	Principal Amount (000)		U.S. $ Value

Communications – 0.7%
Vmed O2 U.K. Holdco 4 Ltd. Series 2023 10/15/2031(j)	EUR	2,045	$2,406,627

Financial Services – 0.5%
Nexus Buyer LLC Series 2025 07/31/2031(j)	U.S.$	1,599	1,594,162

Health Care – 1.3%
Heartland Dental LLC Series 2025 7.741% (SOFR 1 Month + 3.75%), 08/25/2032(g)		1,975	1,970,576
LSCS Holdings, Inc. Series 2025 8.502% (SOFR 3 Month + 4.50%), 03/04/2032(g)		1,427	1,402,483
Schoen Klinik SE Series 2025 01/12/2031(j)	EUR	1,000	1,175,882

			4,548,941

Leisure/Entertainment – 2.3%
Banijay US Holdings Inc Series 2025 03/01/2028(j)	U.S.$	1,014	1,016,038
HRNI Holdings LLC Series 2021 8.356% (SOFR 3 Month + 4.25%), 12/11/2028(g)		2,745	2,667,026
Route 66 Development Authority 01/24/2031(j)		4,075	4,054,625

			7,737,689

Packaging & Containers – 0.4%
Swissport Stratosphere USA LLC Series 2025 7.109% (SOFR 3 Month + 3.25%), 04/25/2031(g)		1,458	1,463,775

Technology – 0.7%
X Corp. 10.847% (SOFR 3 Month + 6.50%), 10/29/2029(g)		2,509	2,459,368

			25,461,908

Bonds – 7.1%
Auto/Motor Carrier – 0.2%
IHO Verwaltungs GmbH 6.375%, 05/15/2029(a)		800	806,333

Building/Construction Products – 0.3%
Century Communities, Inc. 6.75%, 06/01/2027		800	800,192

	Principal Amount (000)		U.S. $ Value

Country Garden Holdings Co. Ltd. 3.125%, 10/22/2023(a) (h) (k)	U.S.$	792	$82,625
5.125%, 01/17/2024(a) (h) (k)		2,458	256,431

			1,139,248

Communications – 0.2%
Arches Buyer, Inc. 4.25%, 06/01/2028(a)		800	784,000

Consumer – 0.2%
Cars.com, Inc. 6.375%, 11/01/2028(a)		800	797,631

Energy – 1.2%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028(a)		800	801,173
Bristow Group, Inc. 6.875%, 03/01/2028(a)		800	804,748
Burford Capital Global Finance LLC 6.25%, 04/15/2028(a)		800	800,051
SM Energy Co. 6.625%, 01/15/2027		800	800,152
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		800	828,234

			4,034,358

Financial Services – 0.9%
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		800	784,512
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, 02/01/2027(a)		800	800,246
PRA Group, Inc. 8.375%, 02/01/2028(a)		800	818,412
United Wholesale Mortgage LLC 5.50%, 04/15/2029(a)		800	789,000

			3,192,170

General Manufacturing – 0.3%
Clydesdale Acquisition Holdings, Inc. 8.75%, 04/15/2030(a)		800	822,000

Health Care – 0.2%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		800	772,843

Industrials – 0.2%
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029(a)		800	787,636

	Principal Amount (000)		U.S. $ Value

Leisure/Entertainment – 1.3%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(a)	U.S.$	800	$761,546
Kedrion SpA 6.50%, 09/01/2029(a)		800	791,019
Paramount Global 6.375%, 03/30/2062		550	547,938
PRP Advisors, LLC 4.50%, 08/25/2055(a)		800	799,378
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.625%, 03/01/2030(a)		800	743,272
Sotheby’s 7.375%, 10/15/2027(a)		800	799,783

			4,442,936

Mining/Metals – 0.2%
Mineral Resources Ltd. 8.00%, 11/01/2027(a)		800	815,343

Miscellaneous Industries – 0.5%
Grand Canyon University 5.125%, 10/01/2028		800	787,213
Rogers Communications, Inc. 5.25%, 03/15/2082(a)		800	794,496

			1,581,709

Technology – 0.9%
Amkor Technology, Inc. 6.625%, 09/15/2027(a)		598	599,170
Capstone Borrower, Inc. 8.00%, 06/15/2030(a)		800	837,565
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		800	756,168
Cloud Software Group, Inc. 6.50%, 03/31/2029(a)		800	806,976

			2,999,879

Transportation (Non Auto) – 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		800	803,000
Seaspan Corp. 5.50%, 08/01/2029(a)		800	776,800

			1,579,800

			24,555,886

Company	Shares		U.S. $ Value

Equity Investments – 1.3%
Alternative Energy – 0.2%
Intersect Power LLC(c) (d) (h)	U.S.$	95,560	$616,803

Financial Services – 1.1%
CVI SYM Holdings LLC(b) (c) (d) (h)		4,014,380	3,894,518

			4,511,321

Total Corporate Securities (cost $54,949,768)			54,529,115

SPECIAL OPPORTUNITIES – 7.9%
Equity Investments – 7.9%
Aviation – 7.9%
Aergo Capital Ltd.(b) (c) (d) (h) (cost $26,231,913)		26,231,912	27,212,613

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 4.3%
Northern Institutional Treasury Portfolio, 4.12%(l) (cost $14,990,107)		14,990,107	14,990,107

Total Investments – 97.6% (cost $328,997,483)(m)			337,917,109
Other assets less liabilities – 2.4%			8,453,716

Net Assets – 100.0%			$346,370,825

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	GBP	22,997	USD	31,192	12/17/2025	$259,161
HSBC Bank USA	GBP	720	USD	965	12/17/2025	(3,191)
HSBC Bank USA	USD	2,108	GBP	1,570	12/17/2025	3,855
HSBC Bank USA	USD	6,005	GBP	4,440	12/17/2025	(32,392)
HSBC Bank USA	EUR	5,100	USD	6,080	03/18/2026	38,762
HSBC Bank USA	EUR	48,641	USD	57,575	03/18/2026	(43,001)
HSBC Bank USA	USD	494	EUR	420	03/18/2026	3,206
HSBC Bank USA	USD	2,468	EUR	2,080	03/18/2026	(4,613)

						$221,787

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,002	04/21/2026	1 Day SOFR	3.845%	Annual	$9,235	$—	$9,235
USD	1,281	07/21/2026	1 Day SOFR	4.014%	Annual	394	107	287
USD	2,002	04/21/2027	1 Day SOFR	3.537%	Annual	6,717	—	6,717
USD	1,281	07/21/2027	1 Day SOFR	3.668%	Annual	(3,585)	25	(3,610)
USD	15,700	08/05/2027	3.799%	1 Day SOFR	Annual	95,393	(5,354)	100,747
USD	12,800	08/05/2027	3.799%	1 Day SOFR	Annual	77,811	(4,654)	82,465
USD	45,758	09/03/2027	3.496%	1 Day SOFR	Annual	63,878	—	63,878
USD	11,439	09/03/2027	3.496%	1 Day SOFR	Annual	15,969	—	15,969
USD	2,002	04/21/2028	1 Day SOFR	3.473%	Annual	(759)	—	(759)
USD	1,281	07/21/2028	1 Day SOFR	3.582%	Annual	(8,841)	20	(8,861)

						$256,212	$(9,856)	$266,068

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Barclay Bank PLC
Republic of Poland Government Bond, 06/20/2029*	1.00%	Annual	7.50%	USD	705	$(12,555)	$(7,628)	$(4,927)
Republic of Poland Government Bond, 06/20/2029*	1.00	Annual	7.50	USD	1,551	(28,698)	(17,484)	(11,214)
Republic of Poland Government Bond, 12/20/2029*	1.00	Annual	7.50	USD	470	(8,155)	(7,407)	(748)

						$(49,408)	$(32,519)	$(16,889)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $152,702,833 or 44.1% of net assets.

(b)	Affiliated investments.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)

The subordinated notes represented are considered equity positions in the securitized vehicle. The securitized equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to senior debt holders and other expenses. The current estimated yield that is disclosed, calculated using amortized cost, is based on the current projections of this excess cash flow taking into account assumptions which have been made regarding expected prepayments, losses and future reinvestment rates. These assumptions are periodically reviewed and adjusted. Ultimately, the actual yield may be higher or lower than the estimated yield if actual results differ from those used for the assumptions.

(f)	IO - Interest Only.
(g)

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(h)	Non-income producing security.
(i)	Defaulted.
(j)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon a published reference rate and spread, which was determined at the time of purchase.

(k)	Defaulted matured security.
(l)	The rate shown represents the 7-day yield as of period end.
(m)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,507,113 and gross unrealized depreciation of investments was $(6,116,521), resulting in net unrealized appreciation of $9,390,592.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

CLO – Collateralized Loan Obligations

EURIBOR – Euro Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

COUNTRY BREAKDOWN1

September 30, 2025 (unaudited)

67.4%	United States
12.3%	Ireland
7.9%	United Kingdom
4.6%	Italy
2.6%	Germany
1.4%	Netherlands
1.3%	Poland
1.0%	Spain
0.8%	France
0.4%	Switzerland
0.2%	Australia
0.1%	China

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB CarVal Credit Opportunities Fund

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s investments in corporate securities and derivatives are primarily valued using Level 2 inputs which generally consist of vendor pricing and multiple broker quotes based on the yield, maturity, credit quality and bids or trading activity in the security or similar securities, thereby demonstrating consensus pricing. Corporate securities valued using Level 1 inputs generally represent an immaterial portion of the investment portfolio; however, they would be valued using the readily available market prices. Inputs from Level 3 are also utilized for corporate securities and derivatives, depending on the information available and characteristics of the asset type. Investments in asset backed, loan portfolios, and special opportunities are valued with Level 3 inputs primarily using a discounted cash flow analysis. This analysis takes into consideration risk adjusted rates of return as applied to the cash inflows and outflows anticipated in connection with managing and/or disposing each specific investment. This analysis may include factors such as income streams, local market activity, timing, collateral, payment history, comparative sales values, and other similar factors that have or will influence the exit of the investment. However, certain structured credit and special opportunities investments may be valued using a market approach depending on the availability of broker quotes or other information. Further, certain asset backed investments may be valued using Level 2 inputs depending on the information available. All forward foreign currency contracts held at September 30, 2025 were valued using Level 2 inputs which include forward rates.

The Fund may use Special Purpose Vehicles (“SPVs”) or other similar vehicles to facilitate its investments in various strategies. The Fund will provide funding to the SPVs in a form of a loan receivable and/or an equity contribution. The SPVs, in turn purchase and own the underlying investment assets. In these instances, the Fund’s loan receivable and/or equity contributions represent the instrument that is fair valued.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Asset Backed	$—	$81,298,581	$66,272,427	(a)	$147,571,008
Loan Portfolios	—	—	93,614,266		93,614,266
Corporate Securities	—	46,507,610	8,021,505		54,529,115
Special Opportunities	—	—	27,212,613		27,212,613
Short-Term Investments	14,990,107	—	—		14,990,107

Total Investments in Securities	14,990,107	127,806,191	195,120,811	(a)	337,917,109
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	304,984	—		304,984
Centrally Cleared Interest Rate Swaps	—	269,397	—		269,397
Liabilities:
Forward Currency Exchange Contracts	—	(83,197)	—		(83,197)
Centrally Cleared Interest Rate Swaps	—	(13,185)	—		(13,185)
Credit Default Swaps	—	(49,408)	—		(49,408)

Total	$14,990,107	$128,234,782	$195,120,811	(a)	$338,345,700

(a)	The Fund held securities with zero market value at period end.

(b)	Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards, swaps, options and warrants, which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed	Loan Portfolio	Corporate Securities
Balance as of 06/30/2025	$59,489,936	$64,286,799	$8,134,989
Accrued discounts/(premiums)	15,626	—	—
Realized gain (loss)	447,098	208,567	—
Change in unrealized appreciation/depreciation	(402,150)	2,179,784	(174,027)
Purchases	12,333,052	54,660,553	107,168
Sales/Paydowns	(4,004,991)	(27,721,437)	(46,625)
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,606,144)	—	—

Balance as of 09/30/2025	$66,272,427	$93,614,266	$8,021,505

Net change in unrealized appreciation/depreciation from investments held as of 09/30/2025	$(224,125)	$2,872,247	$(174,027)

	Special Opportunities	Total
Balance as of 06/30/2025	$15,956,555	$147,868,279
Accrued discounts/(premiums)	—	15,626
Realized gain (loss)	—	655,665
Change in unrealized appreciation/depreciation	710,585	2,314,192
Purchases	11,364,362	78,465,135
Sales/Paydowns	(818,889)	(32,591,942)
Transfers into Level 3	—	—
Transfers out of Level 3	—	(1,606,144)

Balance as of 09/30/2025	$27,212,613	$195,120,811

Net change in unrealized appreciation/depreciation from investments held as of 09/30/2025	$710,585	$3,184,680

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2025.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 09/30/25	Valuation Technique	Unobservable Input	Input Range/Weighted Average***
Asset Backed	$2,531,952	Broker Quotes and/or 3rd Party Pricing Services**	N/A	N/A
	$14,133,213	Discounted Cash Flow	Discount Rate	3.50-17.00% / 11.27%
	$44,512,665	Market Comparables	Market Spread*	170-1,227bps / 457bps
	$5,094,597	Market Comparables	Recent Transaction	N/A

	$66,272,427

Loan Portfolios	$84,717,975	Discounted Cash Flow	Discount Rate	12.50-18.50% / 14.57%
	$4,419,584	Market Comparables	Recent Transaction	N/A
	$4,476,707	Discounted Cash Flow	Discount Rate	15.53%

	$93,614,266

Corporate Securities	$3,510,184	Market Comparables	Discount Rate	5.00%
	$4,511,321	Discounted Cash Flow	Discount Rate	13.65-20.00% / 14.22%

	8,021,505

Special Opportunities	$27,212,613	Discounted Cash Flow	Discount Rate	7.48-20.01% / 14.45%

	195,120,811

*	The Market Spreads are compared to related U.S. Treasuries and used to calculate the fair value.
**

The valuation is based on non-binding broker quotes or market comparables where quantitative inputs are not observable. Broker quotes or market comparables have been reviewed and substantiated by the Adviser and may be adjusted for timing or other market events, if necessary.

***

Represents the range of discount rates or spreads that are utilized as an input by the Adviser for purposes of generating a fair value. Weighted average excludes investments that have been marked to zero fair market value, when applicable.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate, Recent Transaction, and Market Spread in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in affiliated entities by the Adviser for the three months ended September 30, 2025 is as follows.

Issuer	Market Value 06/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 09/30/2025 (000)	Income (000)
Aergo Capital Ltd.	$15,958	$11,364	$820	$0	$710	$27,212	$1
Asker S.a.r.l.	0	10,401	140	0	0	10,261	0
Coral Reef SPV S.a.r.l.	2,380	320	30	0	70	2,740	0
Creditable Opportunities Fund II SCS - RAIF	3,483	388	263	0	95	3,703	18
CVI CB Holdings IV LLC	665	0	113	(3)	123	672	75
CVI CB Holdings V LLC	1,249	0	91	0	(35)	1,123	78
CVI CC Investment Trust	0	8,614	604	0	0	8,010	4
CVI LB Investment Trust II	2,628	6,945	5,436	0	31	4,168	123
CVI MF Acquisition Trust II	1,230	738	635	0	9	1,342	35
CVI OCT Acquisition Trust	4,316	9,767	8,481	0	339	5,941	115
CVI OCT Acquisition Trust	3,592	0	503	0	241	3,330	79
CVI SBT Acquisition Trust	2,310	7,306	6,280	0	36	3,372	167
CVI SYM Holdings LLC	3,900	108	25	0	(88)	3,895	303
CVI Thompson Holdings LLC	3,672	0	0	0	(8)	3,664	125
GoldenPeaks Capital, , 14.016%, 05/02/2029	4,084	405	0	0	(12)	4,477	163
Kielder Funding Ltd.	0	4,618	0	0	0	4,618	10
Galindo Holdings S.a.r.l.	91	0	30	0	3	64	0
Mill City Mortgage Loan Trust, Series 2018-4, 3.095%, 04/25/2066	333	0	0	0	90	423	6
Mill City Mortgage Loan Trust, Series 2018-4, 3.250%, 04/25/2066	319	0	0	0	11	330	3
Mill City Mortgage Loan Trust, Series 2018-4, 10.660%, 04/25/2066	17	0	29	29	0	17	0
Mill City Mortgage Loan Trust, Series 2019-1, 3.544%, 10/25/2069	434	0	0	0	62	496	8

Issuer	Market Value 06/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 09/30/2025 (000)	Income (000)
Mill City Mortgage Loan Trust, Series 2019-1, 12.780%, 10/25/2069	$16	$0	$0	$0	$4	$20	$0
Mill City Mortgage Loan Trust, Series 2019-GS2, 0.080%, 08/25/2059	15	0	0	0	1	16	1
Mill City Mortgage Loan Trust, Series 2019-GS2, 3.853%, 08/25/2059	366	0	0	0	10	376	6
Mill City Mortgage Loan Trust, Series 2019-GS2, 12.260%, 08/25/2059	56	0	0	0	11	67	0
Mill City Mortgage Loan Trust, Series 2023-NQM1, 6.073%, 10/25/2067	564	0	0	0	5	569	9
Mill City Solar Loan Ltd., Series 2019-1, 5.920%, 03/20/2043	95	0	0	0	(1)	94	2
Mill City Solar Loan Ltd., Series 2019-1, 7.140%, 03/20/2043	74	0	0	0	2	76	2
Mill City Solar Loan Ltd., Series 2019-2GS, 2.000%, 07/20/2043	272	0	0	0	(4)	268	2
Mill City Solar Loan Ltd., Series 2019-2GS, 11.160%, 07/20/2043	370	0	0	0	(47)	323	0
Mill City Solar Loan Ltd., Series 2020-1, 9.680%, 06/20/2047	351	0	0	0	(67)	284	0
Powis Finance S.a.r.l.	14,666	1,129	926	0	522	15,391	44
Recknitz Ventus Lion S.a.r.l.	3,442	0	0	0	109	3,551	0
Renascentia SPV S.a.r.l.	12,402	0	170	0	513	12,745	14
Total				$26	$2,735	$123,638	$1,393